Changes in Accounting Policies - Summary of Effects Resulting from Classification and Measurement of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash and cash equivalent	₩ 2,703,422		₩ 1,928,182	₩ 2,900,311	₩ 2,900,311	₩ 2,559,464
Trade and other receivables	6,523,344		6,793,397
Other financial assets	1,617,956		1,727,623
Trade payables and payables	8,521,379		8,427,457
Borrowing	6,648,293		6,683,662
Other financial liabilities	₩ 164,396		₩ 186,491
Loans and receivables under IAS 39 reclassified to financial assets measured at amortized cost under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade and other receivables		₩ (1,028)
Other financial assets		(789)
Loans and receivables under IAS 39 reclassified to financial assets at fair value through other comprehensive income under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade and other receivables		24,486
Financial assets available -for- sale under IAS 39 reclassified to financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets		32,745
Financial assets available -for- sale under IAS 39 reclassified to financial assets at fair value through other comprehensive income under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets		2,085
Other financial liabilities measured at amortized cost under IAS 39 reclassified to financial assets measured at amortized cost under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial liabilities		287
IAS 39 [member] | Loans and receivables under IAS 39 reclassified to financial assets measured at amortized cost under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash and cash equivalent		1,928,182
Trade and other receivables		6,793,397
Other financial assets		1,333,317
IAS 39 [member] | Financial assets at fair value through profit or loss under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets		5,813
IAS 39 [member] | Derivative financial assets for hedging purpose under IAS 39 reclassified to Derivative financial assets for hedging purpose under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets		7,389
IAS 39 [member] | Financial assets available -for- sale under IAS 39 reclassified to financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets		380,953
IAS 39 [member] | Financial assets held to maturity under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets		151
IAS 39 [member] | Other financial liabilities measured at amortized cost under IAS 39 reclassified to financial assets measured at amortized cost under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade payables and payables		8,427,457
Borrowing		6,683,662
Other financial liabilities		89,104
IAS 39 [member] | Financial liabilities at fair value through profit or loss under IAS 39 reclassified to financial liabilities at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial liabilities		5,051
IAS 39 [member] | Derivative financial liabilities for hedging purpose under IAS 39 reclassified to derivative financial liabilities for hedging purpose under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial liabilities		93,770
IFRS9 [member] | Loans and receivables under IAS 39 reclassified to financial assets measured at amortized cost under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash and cash equivalent		1,928,182
Trade and other receivables		5,836,089
Other financial assets		462,075
IFRS9 [member] | Loans and receivables under IAS 39 reclassified to financial assets at fair value through other comprehensive income under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade and other receivables		980,766
IFRS9 [member] | Loans and receivables under IAS 39 reclassified to financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets		870,453
IFRS9 [member] | Financial assets at fair value through profit or loss under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets		5,813
IFRS9 [member] | Derivative financial assets for hedging purpose under IAS 39 reclassified to Derivative financial assets for hedging purpose under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets		7,389
IFRS9 [member] | Financial assets available -for- sale under IAS 39 reclassified to financial assets measured at amortized cost under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets		28,603
IFRS9 [member] | Financial assets available -for- sale under IAS 39 reclassified to financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets		127,276
IFRS9 [member] | Financial assets available -for- sale under IAS 39 reclassified to financial assets at fair value through other comprehensive income under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets		259,904
IFRS9 [member] | Financial assets held to maturity under IAS 39 reclassified to Financial assets measured at amortized cost under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets		51
IFRS9 [member] | Financial assets held to maturity under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets		100
IFRS9 [member] | Other financial liabilities measured at amortized cost under IAS 39 reclassified to financial assets measured at amortized cost under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade payables and payables		8,427,457
Borrowing		6,683,662
Other financial liabilities		89,391
IFRS9 [member] | Financial liabilities at fair value through profit or loss under IAS 39 reclassified to financial liabilities at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial liabilities		5,051
IFRS9 [member] | Derivative financial liabilities for hedging purpose under IAS 39 reclassified to derivative financial liabilities for hedging purpose under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial liabilities		₩ 93,770